Share Capital and Reserves - Potentially dilutive securities which were excluded from the computation of diluted earnings per share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Capital and Reserves
Average market value	$ 6.98
Stock options
Share Capital and Reserves
Potentially dilutive securities which were excluded from the computation of diluted earnings per share		174,487
RSUs
Share Capital and Reserves
Potentially dilutive securities which were excluded from the computation of diluted earnings per share		1,031,752
Beedie Convertible Loan
Share Capital and Reserves
Potentially dilutive securities which were excluded from the computation of diluted earnings per share		5,320,228